Document and Entity Information	Nov. 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810806
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	UNITY SOFTWARE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39497
Entity Tax Identification Number	27-0334803
Entity Address, Address Line One	116 New Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105-3607
City Area Code	(415)
Local Phone Number	638-9950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.000005 par value
Trading Symbol	U
Security Exchange Name	NYSE
Entity Emerging Growth Company	false